Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000029053 |
Holdings [Line Items]
Percent of Total Investments	12.80%
C000029053 | Credit Rating Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029053 | B
Holdings [Line Items]
Percent of Total Investments	18.80%
C000029053 | B-
Holdings [Line Items]
Percent of Total Investments	21.40%
C000029053 | B+
Holdings [Line Items]
Percent of Total Investments	13.80%
C000029053 | BB
Holdings [Line Items]
Percent of Total Investments	7.70%
C000029053 | BB-
Holdings [Line Items]
Percent of Total Investments	10.10%
C000029053 | BB+
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029053 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000029053 | BBB-
Holdings [Line Items]
Percent of Total Investments	2.40%
C000029053 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.20%
C000029053 | CCC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029053 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.60%
C000029053 | CCC+
Holdings [Line Items]
Percent of Total Investments	4.70%
C000029053 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	84.40%
C000029053 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.30%
C000029053 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.60%
C000029053 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029053 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029053 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000029055 |
Holdings [Line Items]
Percent of Total Investments	12.80%
C000029055 | Credit Rating Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029055 | B
Holdings [Line Items]
Percent of Total Investments	18.80%
C000029055 | B-
Holdings [Line Items]
Percent of Total Investments	21.40%
C000029055 | B+
Holdings [Line Items]
Percent of Total Investments	13.80%
C000029055 | BB
Holdings [Line Items]
Percent of Total Investments	7.70%
C000029055 | BB-
Holdings [Line Items]
Percent of Total Investments	10.10%
C000029055 | BB+
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029055 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000029055 | BBB-
Holdings [Line Items]
Percent of Total Investments	2.40%
C000029055 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.20%
C000029055 | CCC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029055 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.60%
C000029055 | CCC+
Holdings [Line Items]
Percent of Total Investments	4.70%
C000029055 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	84.40%
C000029055 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.30%
C000029055 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.60%
C000029055 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029055 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029055 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000029052 |
Holdings [Line Items]
Percent of Total Investments	12.80%
C000029052 | Credit Rating Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029052 | B
Holdings [Line Items]
Percent of Total Investments	18.80%
C000029052 | B-
Holdings [Line Items]
Percent of Total Investments	21.40%
C000029052 | B+
Holdings [Line Items]
Percent of Total Investments	13.80%
C000029052 | BB
Holdings [Line Items]
Percent of Total Investments	7.70%
C000029052 | BB-
Holdings [Line Items]
Percent of Total Investments	10.10%
C000029052 | BB+
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029052 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000029052 | BBB-
Holdings [Line Items]
Percent of Total Investments	2.40%
C000029052 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.20%
C000029052 | CCC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000029052 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.60%
C000029052 | CCC+
Holdings [Line Items]
Percent of Total Investments	4.70%
C000029052 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	84.40%
C000029052 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.30%
C000029052 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.60%
C000029052 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000029052 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000029052 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000118186 |
Holdings [Line Items]
Percent of Total Investments	11.90%
C000118186 | Credit Rating Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000118186 | B
Holdings [Line Items]
Percent of Total Investments	16.50%
C000118186 | B-
Holdings [Line Items]
Percent of Total Investments	17.10%
C000118186 | B+
Holdings [Line Items]
Percent of Total Investments	13.10%
C000118186 | BB
Holdings [Line Items]
Percent of Total Investments	9.30%
C000118186 | BB-
Holdings [Line Items]
Percent of Total Investments	12.90%
C000118186 | BB+
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118186 | BBB-
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118186 | CCC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000118186 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.40%
C000118186 | CCC+
Holdings [Line Items]
Percent of Total Investments	5.00%
C000118186 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000118186 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	45.10%
C000118186 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118186 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.40%
C000118186 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000118186 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000118186 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120097 |
Holdings [Line Items]
Percent of Total Investments	11.90%
C000120097 | Credit Rating Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000120097 | B
Holdings [Line Items]
Percent of Total Investments	16.50%
C000120097 | B-
Holdings [Line Items]
Percent of Total Investments	17.10%
C000120097 | B+
Holdings [Line Items]
Percent of Total Investments	13.10%
C000120097 | BB
Holdings [Line Items]
Percent of Total Investments	9.30%
C000120097 | BB-
Holdings [Line Items]
Percent of Total Investments	12.90%
C000120097 | BB+
Holdings [Line Items]
Percent of Total Investments	7.70%
C000120097 | BBB-
Holdings [Line Items]
Percent of Total Investments	1.90%
C000120097 | CCC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120097 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.40%
C000120097 | CCC+
Holdings [Line Items]
Percent of Total Investments	5.00%
C000120097 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000120097 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	45.10%
C000120097 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000120097 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.40%
C000120097 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000120097 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000120097 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000120098 |
Holdings [Line Items]
Percent of Total Investments	11.90%
C000120098 | Credit Rating Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000120098 | B
Holdings [Line Items]
Percent of Total Investments	16.50%
C000120098 | B-
Holdings [Line Items]
Percent of Total Investments	17.10%
C000120098 | B+
Holdings [Line Items]
Percent of Total Investments	13.10%
C000120098 | BB
Holdings [Line Items]
Percent of Total Investments	9.30%
C000120098 | BB-
Holdings [Line Items]
Percent of Total Investments	12.90%
C000120098 | BB+
Holdings [Line Items]
Percent of Total Investments	7.70%
C000120098 | BBB-
Holdings [Line Items]
Percent of Total Investments	1.90%
C000120098 | CCC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120098 | CCC-
Holdings [Line Items]
Percent of Total Investments	0.40%
C000120098 | CCC+
Holdings [Line Items]
Percent of Total Investments	5.00%
C000120098 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000120098 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	45.10%
C000120098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000120098 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.40%
C000120098 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000120098 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000120098 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%